                                  CORPEXEC VUL
          CORPORATE EXECUTIVE SERIES VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN
     NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

                          Supplement dated May 1, 2004
                         to Prospectus dated May 1, 2004

         This supplement amends the May 1, 2004 Prospectus for the CorpExec VUL:
Corporate Executive Series Variable Universal Life Insurance Policies ("Policies"). You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the May 1, 2004 Prospectus for the Policies, as amended. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies.

         The purpose of this supplement is to describe three new Investment Divisions that will be available under the Policies as of May 1, 2004 (this supplement identifies the new Investment Divisions and provides information regarding each new Investment Division's fees, expenses and investment objectives). Keeping these purposes in mind, please note the following changes.

I.       NUMBER OF AVAILABLE INVESTMENT DIVISIONS

         Effective May 1, 2004, throughout the Prospectus, all references to 50 Investment Divisions are changed to refer to 53 Investment Divisions.

         Effective May 1, 2004, references to 51 Allocation Alternatives are changed to refer to 54 Allocation Alternatives.

II.      CERTAIN PIMCO PORTFOLIOS AVAILABLE MAY 1, 2004

         Effective May 1, 2004, the following Investment Division are available:

         On page 12, under the section entitled FUND ANNUAL EXPENSES, add the following to the table in that section:




                                                      PIMCO                   PIMCO                     PIMCO
FUND ANNUAL EXPENSES                               LOW DURATION            REAL RETURN              TOTAL RETURN
 (as a % of the average net assets)(a)         -- ADMINISTRATIVE        -- ADMINISTRATIVE        -- ADMINISTRATIVE
                                                   CLASS SHARES            CLASS SHARES             CLASS SHARES
                                                   ------------            ------------             ------------
         Advisory Fees                                0.25%                    0.25%                   0.25%
         Administration Fees                          0.15%                    0.15%                   0.15%
         12b-1 Fees                                   0.00%                    0.00%                   0.00%
         Other Expenses                               0.27%                    0.26%                   0.26%
         Total Fund Annual Expenses                   0.67%                    0.66%                   0.66%

--------
         (a) The Fund or its agents provided the fees and charges which are based on 2003 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

III.     FUNDS AND ELIGIBLE PORTFOLIOS

         Effective May 1, 2004, on page 24, add the following to the table showing the Funds and Eligible Portfolios, Investment Advisers and Investment Objectives available under the Policies:

              FUND                 INVESTMENT ADVISER      INVESTMENT OBJECTIVE
              ----                 ------------------      --------------------
PIMCO Variable Insurance Trust:

      PIMCO Low Duration --        Pacific Investment
      Administrative Class         Management Company       Seeks maximum total return,
      Shares                             LLC                consistent with preservation
                                                            of capital and prudent
                                                            investment management
      PIMCO Real Return --
      Administrative Class                                  Seeks maximum real return,
      Shares                                                consistent with preservation
                                                            of real capital and prudent
                                                            investment management
      PIMCO Total Return -
      Administrative Class                                  Seeks maximum total return,
      Shares                                                consistent with preservation
                                                            of capital and prudent
                                                            investment management



                       ----------------------------------

                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010

                                  CORPEXEC VUL
          CORPORATE EXECUTIVE SERIES VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN
     NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

                          Supplement dated May 2, 2004
                   to Prospectus dated May 1, 2004, as amended


         This supplement amends the May 1, 2004 Prospectus for the CorpExec VUL:
Corporate Executive Series Variable Universal Life Insurance Policies ("Policies"), as amended on May 1, 2004. You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the May 1, 2004 Prospectus for the Policies, as amended. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies.

         The purpose of this supplement is to describe one new Investment Division that will be available under the Policies as of May 1, 2004 (this supplement identifies the new Investment Division and provides information regarding the new Investment Division's fees, expenses and investment objectives). The Investment Divisions described in this supplement may not be available in all Policies. Keeping this purpose in mind, please note the following change.

I.       NUMBER OF AVAILABLE INVESTMENT DIVISIONS

         Effective May 2, 2004, throughout the Prospectus, all references to 53 Investment Divisions are changed to refer to 54 Investment Divisions.

         Effective May 2, 2004, references to 54 Allocation Alternatives are changed to refer to 55 Allocation Alternatives.

II.      ADDITIONAL PIMCO PORTFOLIO AVAILABLE MAY 2, 2004

         Effective May 2, 2004, the following Investment Division is available:

         On page 12, under the section entitled FUND ANNUAL EXPENSES, add the following to the table in that section:

FUND ANNUAL EXPENSES                            PIMCO ALL ASSET
  (as a % of the average net assets)(a)    -- ADMINISTRATIVE CLASS SHARES
                                           ------------------------------
         Advisory Fees                             0.20%
         Administration Fees                       0.15%
         12b-1 Fees                                0.00%
         Other Expenses                            0.93%
         Total Fund Annual Expenses                1.28%

-----------
         (a) The Fund or its agents provided the fees and charges which are based on 2003 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

III.     FUNDS AND ELIGIBLE PORTFOLIOS

         Effective May 2, 2004, on page 24, add the following to the table showing the Funds and Eligible Portfolios, Investment Advisers and Investment Objectives available under the Policies:

                       FUND                      INVESTMENT ADVISER            INVESTMENT OBJECTIVE
                       ----                      ------------------            --------------------
         PIMCO Variable Insurance Trust:

               PIMCO All Asset  --               Pacific Investment
               Administrative Class               Management Company        Seeks maximum real return
               Shares                                  LLC                  consistent with preservation
                                                                            of real capital and prudent
                                                                            investment management


                       ----------------------------------

                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010


                                       2